Provisions	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions
Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2017	26.3	75.4	10.2	10.4	18.5	140.8
Acquired through business combinations	—	—	—	—	7.0	7.0
Additional provision in the period	4.0	—	0.3	—	4.1	8.4
Release of provision	(1.5)	—	—	(2.7)	(2.0)	(6.2)
Utilization of provision	(16.5)	(4.3)	(4.7)	(6.5)	(2.3)	(34.3)
Unwinding of discounting	—	0.8	—	0.3	—	1.1
Foreign exchange	—	(3.1)	—	—	—	(3.1)
Balance at December 31, 2018	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Balance at January 1 2019	12.3	1.9	5.8	1.5	25.3	46.8
Acquired through business combinations	—	—	—	—	1.9	1.9
Additional provision in the period	3.2	—	2.4	—	10.2	15.8
Release of provision	(1.5)	—	(1.3)	—	(5.7)	(8.5)
Utilization of provision	(6.7)	(0.9)	—	(1.5)	(0.5)	(9.6)
Unwinding of discounting	—	—	—	—	—	—
Foreign exchange	0.1	0.2	—	—	0.1	0.4
Balance at December 31, 2019	7.4	1.2	6.9	—	31.3	46.8
Analysis of total provisions:	December 31, 2019			December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current	40.9			44.3	(3.6)	40.7
Non-current	5.9			69.4	(63.3)	6.1
Total	46.8			113.7	(66.9)	46.8

Restructuring
The €7.4 million (2018: €12.3 million) provision relates to committed plans for certain restructuring activities of exceptional nature which are due to be completed within the next 12 months.
The amounts have been provided based on the latest information available on the likely remaining expenditure required to complete the committed plans. €6.7 million has been utilized in the year ended December 31, 2019 which mainly relates to the closure of the production facilities in Bjuv as well as other reorganizational activities across the Company.
Onerous/unfavorable contracts
Of the onerous/unfavorable contracts provision reported as of December 31, 2018, €66.9 million was held in relation to a lease for a warehouse and factory facility in Bjuv, Sweden. The factory is vacant and the Company currently anticipates the warehouse space will not be fully utilized by the Company or other third parties, so the lease was identified as being onerous. As disclosed in Note 2, upon transition to IFRS 16 Leases the full lease liability is now recognized in the Statement of Financial Position so that the provision has been released.
The remaining provision of €1.2 million relates to a service contract covering the same warehouse facility.
Provisions relating to other taxes
The €6.9 million (2018: €5.8 million) provision relates to other, non-income taxes due to tax authorities after tax investigations within certain operating subsidiaries within the Nomad Group.
Contingent consideration
During the year ended December 31, 2019, the contingent consideration provision was utilized to settle all remaining liabilities in respect of the Lutosa Brand, which is being used under license until 2020. This payment has been presented as an investing cash flow within the Statement of Cash Flows.
Other
Other provisions include €6.6 million (December 31, 2018: €6.6 million) of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition that are indemnified by the Seller’s insurance policies, €4.7 million (December 31, 2018: €5.0 million) of obligations in Italy, €6.0 million (December 31, 2018: €5.9 million) for asset retirement obligations, €1.9 million (December 31, 2018: nil) of pre-acquisition related liabilities recognized in the year as an adjustment to the acquisition date liabilities of Aunt Bessie's Limited, €8.3 million (December 31, 2018: €1.0 million) of additional provisions in the period relate to employer taxes on the Long-term Incentive Plan (see Note 8) which would become payable on the issuance of shares, and other obligations from previous accounting periods.